Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets
6.	Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,	As of December 31,
	2024	2025
	US$’000	US$’000
Prepayments and other current assets
Prepayment for equipment	1,895	260
Deposits*	1,181	3,394
Others**	295	1,338
Less: Allowance for credit loss	(480)	(480)
Total	2,891	4,512

*	A March 2024 US$0.5 million deposit paid for a terminated Bitcoin mining facility acquisition remains partially unrecovered, with US$0.48 million outstanding due to counterparty default. A full impairment loss was recognized based on assessed credit risks.

**	The others mainly include prepaid consulting service fees and other sundry receivables.